Document and Entity Information	Oct. 09, 2023
Details
Registrant CIK	0001816937
Document Type	8-K
Document Period End Date	Oct. 09, 2023
Entity Registrant Name	Boxabl Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41707
Entity Tax Identification Number	85-2511929
Entity Address, Address Line One	5345 E. N. Belt Road
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89115
City Area Code	510
Local Phone Number	698-2462
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false